PGIM Active Aggregate Bond ETF Investment Strategy - PGIM Active Aggregate Bond ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of the Fund’s investable assets in bonds.For purposes of this policy, bonds include all fixed income securities, including but not limited to debt obligations issued by the U.S. Government and its agencies, corporate debt securities, mortgage-related securities and asset-backed securities (including collateralized debt obligations and collateralized loan obligations).The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. In pursuit of this policy, the Fund may invest a large percentage of its investable assets in securities included in the Bloomberg US Aggregate Bond Index (the “Index”). The Index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States – including government, corporate, and international U.S. dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund is not sponsored by or affiliated with Bloomberg. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund invests only in securities that are denominated in U.S. dollars. The Fund may invest up to 25% of its investable assets in U.S. dollar-denominated fixed income securities issued by foreign issuers, including emerging markets. Foreign government fixed income securities include securities issued by quasi-governmental entities, governmental agencies and instrumentalities, supranational entities and other governmental entities. The Fund invests in securities that are rated investment grade at the time of purchase. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings (“S&P”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund may use derivatives to manage its duration, as well as to manage its foreign currency exposure, to hedge against losses, and to try to improve returns. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.